Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Credit Loss [Abstract]
Recoveries (Losses) From Freestanding Credit Enhacements	$ (185)	$ (48)	$ 218	$ (337)